Convertible Notes - Conversions (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Conversion upon a Qualified Financing
Convertible Notes
Conversion price, multiplying factor	0.008
Conversion price, Dividing amount	$ 252,000,000
Conversion upon a Qualified Financing | Minimum
Convertible Notes
Proceeds from qualified financing	$ 15,000,000
Conversion upon on IPO
Convertible Notes
Conversion price, Percentage of IPO price	80.00%
Conversion price, Dividing amount	$ 300,000,000
Conversion upon on a reverse merger
Convertible Notes
Conversion price, Percentage of implied valuation	80.00%
Conversion price, Dividing amount	$ 300,000,000
Conversion upon on a reverse merger | Minimum
Convertible Notes
Shareholding percentage in surviving entity	50.00%
Payout upon a change of control
Convertible Notes
Repayment premium, percentage of outstanding principal	100.00%